CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2014
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2013 and 2014, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2013	2014
	RMB	RMB

Cash and cash equivalents	361,146	252,174

Short-term time deposits with maturity over three months but within one year	184,440	24,000

Long-term time deposits due within one year	-	3,256

Long-term time deposits with maturity between one and two years	40,256	-

As of December 31, 2013 and 2014, cash and cash equivalents include US Dollar denominated bank deposits of USD9,745 and USD2,536 (equivalent to RMB58,996 and RMB15,733), respectively.

As of December 31, 2014, the interest rate of time deposits range from 2.82% to 4.40% per annum with a weighted average original maturity of 11.2 months. The Group places its cash in financial institutions with sound credit rating.